<SEQUENCE>1
<FILENAME>HANLON_2012q3.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     November 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $251,810

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MANGEMENT INC       COM	        35710409       674    40000 SH	SOLE		             40000	  0        0
CAPE BANCORP INC 	       COM	        139209100     1281   136826 SH	SOLE		            136826 	  0	   0
CHEVRON CORP NEW	       COM	        166764100      535     4589 SH	SOLE		              4589	  0	   0
CURRENCYSHARES EURO TR	       EURO SHS	        23130C108    14720   115280 SH  SOLE		            115280	  0	   0
CURRENCYSHARES SWISS FRANC TR  SWISS FRANC SH	23129V109    14760   140988 SH  SOLE		            140988	  0
DREYFUS STRATEGIC MUNS INC     COM	        261932107      551    55000 SH	SOLE		             55000	  0	   0
ENVESTNET INC	               COM	        29404K106      117    10000 SH	SOLE		             10000	  0	   0
EXXON MOBIL CORP 	       COM	        30231G102      298     3264 SH	SOLE		              3264	  0	   0
GASTAR EXPL LTD 	       COM NEW	        367299203       40    24000 SH	SOLE		             24000	  0	   0
GENERAL ELECTRIC CO	       COM	        369604103      243    10718 SH	SOLE		             10718	  0	   0
ISHARES TR	               BARCLY USAGG B	464287226      212     1883 SH	SOLE		              1883	  0	   0
ISHARES TR	               HIGH YLD CORP	464288513    64756   701053 SH	SOLE		            701053	  0	   0
ISHARES TR	               JPMORGAN USD     464288281    15012   123797 SH  SOLE                        123797        0        0
ISHARES TR 	               S&P 500 VALUE    464287408      206     3138 SH  SOLE                          3138        0        0
MARKET VECTORS ETF TR	       EM LC CURR DBT	57060U522    14876   560928 SH  SOLE		            560928	  0	   0
PENN NATL GAMING INC	       COM	        707569109     2198    50964 SH	SOLE		             50964	  0	   0
PIMCO ETF TR	               AUSTRALIA BD	72201R742     9812    93538 SH	SOLE		             93538	  0	   0
PIMCO HIGH INCOME FD 	       COM SHS	        722014107      980    70000 SH	SOLE		             70000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM	        723762100      800    50000 SH	SOLE		             50000	  0	   0
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT	73936T573    15362   500550 SH	SOLE		            500550	  0	   0
POWERSHARES QQQ TRUST          UNIT SER 1	73935A104      335     4889 SH  SOLE		              4889	  0	   0
PROSHARES TR 	               SHRT 20+YR TRE	74347X849    14485   497949 SH  SOLE		            497949	  0	   0
RAIT FINANCIAL TRUST	       COM NEW	        749227609       87    16666 SH	SOLE		             16666	  0	   0
SPDR SERIES TRUST	       BRCLYS CAP CONV	78464A359    14808   374137 SH	SOLE		            374137	  0	   0
SPDR SERIES TRUST	       BRCLYS YLD ETF	78464A417    64266  1597866 SH	SOLE		           1597866	  0	   0
SPDR GOLD TRUST	               GOLD SHS	        78463V107      395     2300 SH	SOLE		              2300	  0	   0